Contract liabilities (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Nov. 30, 2024	Aug. 31, 2024
Contract liabilities
Opening balance	$ 827,642	$ 1,815,731
Payments received in advance	76,393	924,913
Transferred to revenues	(7,458)	(997,224)
Deconsolidation on sale of subsidiary		(928,833)
Currency translation	174	13,055
Closing balance	$ 896,751	$ 827,642